Debt	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Debt
(17)	Debt
Loans and borrowings, measured at amortized cost, as of December 31, 2020 and December 31, 2019 are summarized as follows:

	December 31, 2020	December 31, 2019
Current:
Short–term borrowings and current portion of long–term debt	$4,235,197	$569,292
Current portion-bonds	352,011	65,632
Short-term aircraft rentals - right of use	414,410	229,260
Short-term other rentals - right of use	9,476	7,860

	$5,011,094	$872,044

Noncurrent:
Long–term debt	$292,503	$2,557,257
Non-current portion-bonds	—	465,612
Long-term aircraft rentals – right of use	929,789	899,265
Long-term other rentals – right of use	47,870	62,145

	$1,270,162	$3,984,279

As of December 31, 2020, the debt is classified as follows:

31 de December, 2020
Guaranteed	$4,026,496
Not Guaranteed	174,167

Subtotal	$4,200,663

Debt in Chapter 11	$4,200,663
Loans	397,630
(Debtor in Possession) DIP	1,682,963

Total	$6,281,256

The debt of companies that filed voluntary petitions to the Bankruptcy Court of the Southern District of New York for protection under Chapter 11 of the United States Bankruptcy Code (11 USC § 101, et, seq) as of May 10, 2020 was $4,829,070. During the hearing held on June 11, 2020, the Court approved a motion to reject 12 aircraft, of which 10 corresponded to companies under the protection of Chapter 11 and had a debt of $259,347. As of December 31, 2020, the total debt of the companies that filed for protection under Chapter 11 is $4,200,663. The total debt for the 12 rejected aircraft is $277,091.

Non-compliance
debt
As of December 31, 2020, we have reclassified long-term debt to short-term debt for $2,073,197 as a result of default on the loan conditions, derived from non-payment
decisions originated by the measures taken to preserve the Group’s cash as consequence of
COVID-19
(See note 2e), On March 20, 2020, we unilaterally suspended debt amortization payments for $210 million.
Additionally, aircraft rental payments under operating lease were suspended for $ 157 million. The long-term portion related to these leases is not reclassified to the short-term, as its accelerated payment is not required.
Terms and conditions of the Group’s outstanding obligations for periods ended December 31, 2020 and December 31, 2019, are as follows:

		December 31, 2020
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2022	6.00%	$108,257	$99,857
Long–term debt	2029	6.91%	4,975,853	4,427,843
Bonds	2023	8.88%	550,000	352,011
Aircraft rentals	2031	4.92%	1,266,489	1,344,199
Other rentals	2037	7.16%	87,405	57,346

Total			$6,988,004	$6,281,256

		December 31, 2019
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2020	6.43%	$128,671	$118,137
Long–term debt	2029	4.68%	4,185,526	3,008,412
Bonds	2023	9.93%	550,000	531,244
Aircraft rentals	2031	4.92%	1,347,219	1,128,525
Other rentals	2037	7.37%	87,405	70,005

Total			$6,298,821	$4,856,323

Below the detail of the debt balance by type of loan:

	December 31, 2020	December 31, 2019
Aircraft	$1,883,281	$1,832,500
Corporate	2,644,419	1,294,049
Bonds	352,011	531,244
Right of use IFRS 16	1,401,545	1,198,530

	$6,281,256	$4,856,323

The main additions for the year ended December 31, 2020 and 2019 corresponds to:

•	During 2020, the Group recognized rights of use debt for $191,819 for nine Airbus A320.

•
During 2020, the Group obtained new debt by $
1.088,371
under DIP Structure composed of new disbursements and accrued interests capitalized. Additionally, the Company made roll-up
to Stakeholders Loans by $386,998 and Senior Notes 2023 by $219,600 under the same DIP Structure.

•
During 2019, the Group obtained $165,838 under loans in order to refinance three A319, nine A320, two A321 and two A330 aircraft. In addition, there were registered use rights debt for $313,001 for three Airbus A320N, Boeing
787-9
and refinancing of the fleet that is recognized as rights of use.

•	Loans for general purposes of:

•
During 2020, the Group obtained $77,917 for working capital purposes, It includes a loan with Citadel for $51,000 through their administrative agent UMB Bank N,A, at a rate 9% for a term of 1 year, and a loan acquired by LifeMiles for $
20,000
at a rate Libor +
4,5
% a term of
2 years
.

•
During 2019, the Group obtained $459,717 for working capital. Mainly, it corresponds to a $324,000 loan with Kingsland and United Airlines and private investors through their administrative agent UMB Bank N.A. at a rate 3% for a term of 4 years. Also, there are loans acquired by LifeMiles, $100,000 at a rate Libor + 5.5 for a term of 3 years.

Secured loan agreement with United Airlines Inc, and Kingsland International Group S.A.
On November 18, 2019, Avianca Holdings S,A signed a $250,000 convertible secured loan agreement with United Airlines, Inc, (“United”) and Kingsland International Group, S.A. or its affiliates (collectively, “Kingsland”), as creditors, which was added for $ 74,000 for a total of $324,000.

The main terms and conditions of convertible loan are:

•	Expiration: Four years from the date of initial disbursement.

•	Interest: 3% annual PIK.

•	Guarantee: A pledge on the shares of the most relevant subsidiaries of the Company.

•
Conversion Price: $4.6217 (in dollars) for each ADS, representing a 35% surcharge to the weighted average price volume at
90 days
, as of October 3, 2019, of $3.4235 (in dollars), If there is a change of control event of the Company, the conversion price will be reduced to $4.1595 (in dollars), The conversion price can be adjusted if the price adjustment events contemplated in the agreement are given.

•
Mandatory conversion: The Company may require that the entire amount due under the Convertible Loan, together with all the corresponding PIK interest and cash caused, be converted into the Company’s capital in the event that the following conditions are met: (i) (a) Company ADSs are priced at a price of $7.00 (in dollars), or greater, at a weighted average price volume at 112 of 150 consecutive business days (if such conversion occurs after the first anniversary of the Convertible Loan disbursement) or (b) the Company ADSs are quoted at a price of $7.00 (in dollars), or greater, at a weighted price volume of 90 consecutive 120 business days (if such conversion occurs after the first anniversary of the disbursement of the Convertible Loan), (ii) the total average consolidated cash balance of the Company is equal to or exceeds $700,000 in the immediately preceding six -month period, (iii) the non-existence
of defaults under the Convertible Loan documentation and (iv) the non-existence
of material disputes.

•	According to the contractual conditions, this financial instrument is classified as debt.
However, as of December 31, 2020, the obligations that had been contracted with United Airlines, Inc and Kingsland International Group, S.A. or its affiliates were incorporated into financing under the Debtor in Possession (“DIP”) structure, as part of Avianca Holdings’ debt restructuring.
Senior bonds
As part of the Avianca Holdings debt reprofiling program, on December 31, 2019, the automatic and mandatory exchange of $ 484,419 of the aggregate principal amount of the Guaranteed Senior Bonds issued and in circulation with a 8.375% coupon with maturity in 2020 for an Amount of nominal equivalent Senior Guaranteed, with a coupon of 9.00% and maturity in 2023 (the “New Bonds”), The non-exchanged
bonds (“Existing Bonds”) amount to an amount of $65,632 that have the same conditions of the initial issuance and maturity in May 2020.
As of December 31, 2020, and December 31, 2019 the Senior Notes outstanding, and the corresponding balances are as follows:

•	Initial issue – existing bonds

Issuing entities	Original currency	Total placed in original currency	Balance as of
			December 31,	December 31,
			2020	2019
Avianca Holdings S.A., Avianca Leasing LLC and Grupo Taca Holdings Limited	USD	550,000	$71,073	$65,632

Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited

Guarantors:	Avianca Costa Rica, S.A., Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes, Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$ 65,581 aggregate capital amount of 8.375% Senior Bonds payable in 2020.

Initial Issue Price:	98.706%

Initial Issue Date:	May 10, 2013

Issue Amount:	$300 million

Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year, The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013, Interest will accrue from May 10, 2013, The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.

Second Issue Price:	104.50%

Second Issue Date:	April 8, 2014

Maturity Date (a):	The Senior Notes matured on May 10, 2020
(a)
Due to the
COVID-19
pandemic and the adverse effects caused, was not possible the Senior Bonds pay with an expiration date of May 10, 2020, Therefore, and in accordance with the indicated in note 2(e) this measure was taken with the objective of preserving the Group’s cash.

•	New bonds

Issuing entities	Original currency	Total placed in original currency	Balance as of
			December 31,	December 31,
			2020	2019
Avianca Holdings S.A. (1)	USD	484,419	$280,938	$465,612

Issuers:	Avianca Holdings S.A.

Guarantors:	Avianca Costa Rica, S.A, Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes, Aerovías del Continente Americano – Avianca, S.A, unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$484,419 aggregate capital amount of 9.00% Senior Bonds payable in 2023.

Initial Issue Date:	December 31, 2019.

Issue Amount:	$484,419

Interest:	The Senior Notes will bear interest at a fixed rate of 9.00% per year, The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, Interest will accrue from May 10, 2020, The interest are accumulated from December 31, 2019.

Transaction costs	The transaction costs associated with this new bond issue were $18,807, which are presented as a lower value of the initial carry amounts.

Maturity Date:	The Senior Notes will mature on May 10, 2023
(1)
As of December 31, 2020, as part of debt restructuring, a
Roll-up
of the obligations for $219,600 is carried out; because some bondholders joined the financing under the DIP structure and last year’s costs were amortized.

Future payments on long–term debt
The following future payments including interests on long–term debt for the periods ended December 31, 2020 and December 31, 2019.
The amounts are gross and undiscounted and include contractual interest payments and exclude the impact of netting agreements.

Aircraft and corporate debt

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$4,304,761	$305,443	$—	$—	$—	$4,610,204

December 31, 2019	$554,021	$540,615	$853,756	$612,874	$1,078,742	$3,640,008

Bonds

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$352,011	$—	$—	$—	$—	$352,011

December 31, 2019	$105,022	$43,598	$43,598	$506,218	$—	$698,436

Aircraft rights of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$471,635	$319,849	$258,452	$229,118	$262,097	$1,541,151

December 31, 2019	$256,192	$238,618	$226,537	$198,880	$323,329	$1,243,556

Other rights of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2020	$14,350	$6,825	$5,205	$4,946	$74,110	$105,436

December 31, 2019	$8,318	$8,141	$7,557	$7,487	$46,812	$78,315

Changes in liabilities derived from financing activities at December 31, 2020

	January 1, 2020	New acquisitions (1)	New Leases (2)	Financial Cost	Payments	Interest Payments	Foreign exchange movement / Others (3)	Reclassification (4,5)	December 31, 2020
Current interest-bearing loans and borrowings (excluding items listed below)	$118,137	$51,223	$—	$6,707	$(14,447)	$(2,400)	$(9,363)	$(50,000)	$99,857
Current portion of long-term credits (excluding items listed below)	$451,155	$1,048,941	$—	$174,384	$(269,357)	$(102,713)	$(203,479)	$3,036,409	$4,135,340
Current Bonds	$65,632	$—	$—	$21,475	$85	$—	$—	$264,819	$352,011
Non-current bonds	$465,612	$—	$—	$2,314	$—	$—	$16,493	$(484,419)	$—
Non-current portion of long term debt	$2,557,257	$12,916	$—	$—	$—	$—	$(1,319)	$(2,276,351)	$292,503
Aircraft rentals – right of use	$1,128,525	$—	$191,819	$79,730	$(52,729)	$(28,919)	$25,773	$—	$1,344,199
Other rentals – right of use	$70,005	$—	$15	$1,688	$(14,400)	$(2,031)	$2,069	$—	$57,346

Total liabilities from financing activities	$4,856,323	$1,113,080	$191,834	$286,298	$(350,848)	$(136,063)	$(169,826)	$490,458	$6,281,256

(1)	The value indicated in the cash flow is $ 944,580, the difference corresponding to: $168,500 for the acquisition of Lifemiles. The transaction costs of the DIP financing contracts amount to $42,516.
(2)	Property and equipment acquired during the period under financial and operating lease; These movements have no effect on the consolidated statement of cash flows.
(3)	As part of reorganization proceedings on Chapter 11, 8 aircraft of financial lease and 4 aircraft recognized as rights of use were rejected.
(4)
$490,458 it was reclassified from liabilities associated with the assets held for sale to short-term and long-term debt, Likewise, a reclassification of long-term short-term debt of $2,073,197 has been recognized for purposes of non-compliance
in some terms and conditions of our debts.

(5)	As part of the debt restructuring, the Company Rolled-up stakeholder loans for $50,000 and Senior Notes 2023 under the DIP structure for a total of $219,600.

Changes in liabilities derived from financing activities at December 31, 2019

	January 1, 2019	Adoption IFRS 16	New acquisitions (2)	New Leases (1)	Financial Cost	Payments	Interest Payments	Foreign exchange movement / Others	Reclassification (3)	December 31, 2019
Current interest-bearing loans and borrowings (excluding items listed below)	$119,866	$—	$26,717	$—	$7,563	$(27,833)	$(7,207)	$(969)	$—	$118,137
Current portion of long-term credits (excluding items listed below)	469,500	—	144,783	—	155,444	(378,893)	(162,096)	(6,976)	229,393	451,155
Current Bonds	587,292	—	—	—	47,112	(26,820)	(53,866)	(3,667)	(484,419)	65,632
Non-current bonds	—	—	465,612	—	—	—	—	—	—	465,612
Non-current portion of long term debt	2,830,922	—	454,055	—				(7,869)	(719,851)	2,557,257
Aircraft rentals – right of use	—	1,010,200	—	313,001	49,081	(194,676)	(49,081)	—	—	1,128,525
Other rentals – right of use	—	69,533	—	9,144	2,804	(9,518)	(2,804)	846	—	70,005

Total liabilities from financing activities	$4,007,580	$1,079,733	$1,091,167	$322,145	$262,004	$(637,740)	$(275,054)	$(18,635)	$(974,877)	$4,856,323

(1)	Goods and equipment acquired during the period under finance and operative lease; these movements have no effect on the consolidated statement of cash flows.
(2)
The value indicated in the cash flow is $ 616,555, the difference of $ 465,612 corresponds to the value of the bonds exchanged ($484,419) in December 2019 less transaction costs ($18,807) and $9,000 corresponds to a loan acquired by Aerounion for the acquisition of the Airbus A330 aircraft with Scotiabank Bank, a movement that is not shown because it is related to property and equipment.

(3)
A reclassification of long-term short-term debt of $34,407 has been made for purposes of non-compliance
in some terms and conditions of our debts, which are currently being negotiated. Likewise, $490,458 was reclassified corresponding to debt associated with assets that are available for sale. Additionally, the decrease in the debt of the initial bonds that were exchanged for $484,419 in December 2019.